Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	Series Portfolios Trust
Central Index Key	0001650149
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
Rareview Longevity Income Generation Fund | Retail Class
Prospectus:
Trading Symbol	RLIGX
Rareview Longevity Income Generation Fund | Institutional Class
Prospectus:
Trading Symbol	RVIGX